Subsidiaries and Non-controlling Interests	12 Months Ended
Dec. 31, 2021
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Subsidiaries and Non-controlling Interests
12	Subsidiaries and non-controlling interests
Details of the significant subsidiaries within the Group are as follows:

Name of subsidiaries	Country of incorporation/ operation	Ownership interests held by the Group
		2021	2020
		%	%
Grab Holdings Inc.	Cayman	100	*
Grab Inc.	Cayman	100	100
A2G Holdings Inc.	Cayman	100	100

*	Refer to Note 1 for details.
Non-controlling
interest (“NCI”)
In 2021, the Group acquired an additional 55.8% interest in its subsidiary PT Bumi Cakrawala Perkasa (“BCP”), increasing its ownership to 100%.

(in $ millions)	$
Carrying amount of BCP NCI acquired	(130)
Consideration paid/payable to BCP NCI	460
Decrease in equity attributable to owners of the Company	(590)
The decrease in equity attributable to owners of the Company resulted in an increase in accumulated losses of
$590 million.
There is no subsidiary that has material NCI to the Group, before intercompany eliminations, for the year ended 31 December 2021.